Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (3.7%)
	Linde plc	196,311	59,011
	Freeport-McMoRan Inc.	541,407	23,129
	Newmont Corp.	300,239	22,062
	Air Products and Chemicals Inc.	72,092	21,603
	Dow Inc.	277,278	18,971
	Ecolab Inc.	74,833	16,095
	International Flavors & Fragrances Inc.	93,144	13,196
	Nucor Corp.	112,235	11,509
	LyondellBasell Industries NV Class A	96,007	10,812
	International Paper Co.	147,059	9,279
	Albemarle Corp.	43,132	7,206
	Celanese Corp. Class A	42,455	7,024
	Eastman Chemical Co.	50,705	6,358
	Steel Dynamics Inc.	74,996	4,682
	Mosaic Co.	128,822	4,656
	FMC Corp.	38,735	4,520
	CF Industries Holdings Inc.	79,767	4,241
	Reliance Steel & Aluminum Co.	23,905	4,018
	Avery Dennison Corp.	18,064	3,984
	Olin Corp.	53,277	2,605
	Valvoline Inc.	68,157	2,249
	Chemours Co.	60,854	2,186
	Fastenal Co.	40,666	2,157
	Huntsman Corp.	75,353	2,139
	Southern Copper Corp.	30,503	2,127
	Timken Co.	23,828	2,108
	Ashland Global Holdings Inc.	20,778	1,971
	Element Solutions Inc.	81,404	1,904
*	Hexcel Corp.	31,165	1,853
*	Univar Solutions Inc.	62,080	1,682
	Cabot Corp.	20,966	1,333
	Westlake Chemical Corp.	12,543	1,265
	W R Grace & Co.	13,171	902
	GrafTech International Ltd.	67,516	897
	Royal Gold Inc.	7,243	896
	Scotts Miracle-Gro Co.	799	174
	NewMarket Corp.	385	132
			280,936
Consumer Discretionary (12.3%)
*	Walt Disney Co.	675,913	120,752
	Walmart Inc.	476,464	67,672
	Home Depot Inc.	200,730	64,015

		Shares	Market Value ($000)
	McDonald's Corp.	238,428	55,766
	Target Corp.	186,966	42,426
*	General Motors Co.	467,156	27,707
*	Ford Motor Co.	1,457,083	21,171
	Starbucks Corp.	185,143	21,084
	Activision Blizzard Inc.	173,088	16,833
*	Aptiv plc	100,351	15,095
*	Marriott International Inc. Class A	100,566	14,439
*	Southwest Airlines Co.	220,035	13,523
	Electronic Arts Inc.	92,143	13,170
*	Hilton Worldwide Holdings Inc.	101,853	12,759
	Yum! Brands Inc.	104,307	12,514
	DR Horton Inc.	123,573	11,775
*	Delta Air Lines Inc.	238,323	11,363
	Lennar Corp. Class A	101,464	10,046
	Yum China Holdings Inc.	139,493	9,435
	VF Corp.	113,642	9,060
	ViacomCBS Inc. Class B	208,749	8,855
*	Expedia Group Inc.	45,879	8,118
	Best Buy Co. Inc.	69,636	8,094
*	Peloton Interactive Inc. Class A	72,004	7,943
	Garmin Ltd.	55,787	7,935
	MGM Resorts International	175,575	7,527
	Costco Wholesale Corp.	19,504	7,378
	Darden Restaurants Inc.	48,346	6,925
*	Royal Caribbean Cruises Ltd.	73,640	6,868
	Genuine Parts Co.	52,353	6,865
*	United Airlines Holdings Inc.	116,263	6,784
*	Carnival Corp.	226,526	6,696
	Omnicom Group Inc.	79,640	6,550
*	CarMax Inc.	56,031	6,454
*	Uber Technologies Inc.	119,144	6,056
*	L Brands Inc.	85,641	5,984
*	LKQ Corp.	113,519	5,785
	PulteGroup Inc.	99,602	5,756
	TJX Cos. Inc.	85,194	5,754
*	American Airlines Group Inc.	230,967	5,599
	Whirlpool Corp.	22,884	5,426
*	Lyft Inc. Class A	94,213	5,379
	Interpublic Group of Cos. Inc.	145,144	4,890
*	NVR Inc.	990	4,838
	Advance Auto Parts Inc.	24,497	4,648
	Fox Corp. Class A	123,955	4,630
*	Tapestry Inc.	102,891	4,619
	Hasbro Inc.	47,289	4,538
*	Dollar Tree Inc.	45,747	4,460
*	Vail Resorts Inc.	13,634	4,457
*	Norwegian Cruise Line Holdings Ltd.	135,659	4,327
*	AutoZone Inc.	3,053	4,294
	Lear Corp.	22,168	4,286
	Newell Brands Inc.	143,657	4,121
*	Las Vegas Sands Corp.	71,057	4,104
	Williams-Sonoma Inc.	24,168	4,097
	BorgWarner Inc.	79,630	4,084
	News Corp. Class A	146,456	3,953
*	Wynn Resorts Ltd.	29,576	3,900
	Nielsen Holdings plc	132,437	3,604
*	Discovery Inc. Class C	114,404	3,438

		Shares	Market Value ($000)
	Service Corp. International	63,175	3,350
*	Liberty Media Corp.- Liberty Formula One Class C	74,407	3,322
	Kohl's Corp.	58,948	3,271
	Gentex Corp.	92,019	3,267
	Aramark	85,095	3,178
	Ross Stores Inc.	24,955	3,154
*	Alaska Air Group Inc.	45,527	3,150
*	Capri Holdings Ltd.	53,775	3,050
*	PVH Corp.	26,166	3,004
	Harley-Davidson Inc.	56,646	2,746
	Estee Lauder Cos. Inc. Class A	8,908	2,730
	Leggett & Platt Inc.	49,581	2,728
	Toll Brothers Inc.	41,754	2,724
	New York Times Co. Class A	60,552	2,593
	Wyndham Hotels & Resorts Inc.	34,377	2,580
*	Liberty Media Corp.- Liberty SiriusXM Class C	59,107	2,572
	Polaris Inc.	19,568	2,568
	Hanesbrands Inc.	129,721	2,535
*	Terminix Global Holdings Inc.	49,688	2,452
	Thor Industries Inc.	19,902	2,448
	Foot Locker Inc.	38,338	2,426
*	Skechers USA Inc. Class A	50,274	2,388
*	JetBlue Airways Corp.	118,161	2,375
	Gap Inc.	67,676	2,264
	Dick's Sporting Goods Inc.	23,171	2,260
*	AutoNation Inc.	21,471	2,193
*	Ralph Lauren Corp. Class A	17,581	2,181
*	IAA Inc.	38,253	2,179
	Fox Corp. Class B	59,825	2,170
	Travel + Leisure Co.	31,143	2,029
	Qurate Retail Inc. Series A	141,226	1,925
*	Discovery Inc. Class A	59,562	1,913
	AMERCO	2,920	1,679
*	Sabre Corp.	118,429	1,640
	Carter's Inc.	16,015	1,637
*	TripAdvisor Inc.	37,401	1,625
*	Under Armour Inc. Class A	71,867	1,623
*	Choice Hotels International Inc.	13,051	1,578
*	Grand Canyon Education Inc.	17,281	1,572
*	frontdoor Inc.	26,185	1,406
*	Under Armour Inc. Class C	72,178	1,376
*	Nordstrom Inc.	40,612	1,362
*	Madison Square Garden Sports Corp.	7,219	1,336
	Extended Stay America Inc.	66,361	1,308
*	Six Flags Entertainment Corp.	28,312	1,286
	eBay Inc.	20,795	1,266
	Columbia Sportswear Co.	11,044	1,135
	News Corp. Class B	43,024	1,105
*	Mattel Inc.	52,042	1,104
*	Liberty Media Corp.- Liberty SiriusXM Class A	24,703	1,079
[1]	Sirius XM Holdings Inc.	166,888	1,043
*	Hyatt Hotels Corp. Class A	13,340	1,042
*	Planet Fitness Inc. Class A	13,204	1,040
	Penske Automotive Group Inc.	12,063	1,032
	John Wiley & Sons Inc. Class A	16,110	1,021
*	Copa Holdings SA Class A	11,817	972
*	Bright Horizons Family Solutions Inc.	6,997	967
*	Coty Inc. Class A	106,078	945

		Shares	Market Value ($000)
	Graham Holdings Co. Class B	1,305	865
	Nexstar Media Group Inc. Class A	5,145	782
*	Lions Gate Entertainment Corp. Class B	43,225	751
*	Burlington Stores Inc.	2,229	721
	Tempur Sealy International Inc.	18,019	694
*	Zynga Inc. Class A	61,255	664
*	Madison Square Garden Entertainment Corp.	7,153	638
*	2U Inc.	17,079	622
*	Wayfair Inc. Class A	2,021	619
*	Take-Two Interactive Software Inc.	2,760	512
*	Leslie's Inc.	17,459	509
	H&R Block Inc.	20,168	501
*	Lions Gate Entertainment Corp. Class A	21,625	421
*	Ulta Beauty Inc.	1,210	418
*	Playtika Holding Corp.	14,588	400
	Lennar Corp. Class B	5,095	399
*	Driven Brands Holdings Inc.	12,272	363
	Rollins Inc.	10,469	357
*	Liberty Media Corp.- Liberty Formula One Class A	8,709	349
*	Petco Health & Wellness Co. Inc. Class A	12,343	280
	ViacomCBS Inc. Class A	4,412	205
*	Ollie's Bargain Outlet Holdings Inc.	2,061	178
*	Roblox Corp. Class A	262	25
*	Endeavor Group Holdings Inc. Class A	89	3
			928,804
Consumer Staples (6.6%)
	Procter & Gamble Co.	504,232	67,996
	Philip Morris International Inc.	581,970	56,119
	CVS Health Corp.	488,802	42,252
	Mondelez International Inc. Class A	522,316	33,183
	Coca-Cola Co.	597,324	33,026
	Colgate-Palmolive Co.	314,960	26,387
	PepsiCo Inc.	137,806	20,387
	Altria Group Inc.	392,077	19,298
	Kimberly-Clark Corp.	127,039	16,595
	Constellation Brands Inc. Class A	60,294	14,454
	Walgreens Boots Alliance Inc.	270,886	14,265
	General Mills Inc.	226,395	14,231
	Archer-Daniels-Midland Co.	207,149	13,782
	Corteva Inc.	279,968	12,739
	Kraft Heinz Co.	241,713	10,536
	Kroger Co.	283,043	10,467
	Keurig Dr Pepper Inc.	260,826	9,640
	Tyson Foods Inc. Class A	107,297	8,530
	Conagra Brands Inc.	182,390	6,949
	J M Smucker Co.	41,306	5,506
	Hormel Foods Corp.	104,162	5,056
	Bunge Ltd.	50,705	4,402
	Sysco Corp.	52,073	4,218
	Kellogg Co.	62,188	4,073
*	Molson Coors Beverage Co. Class B	66,702	3,890
	McCormick & Co. Inc.	41,041	3,655
	Lamb Weston Holdings Inc.	42,188	3,480
	AmerisourceBergen Corp. Class A	28,488	3,269
*	U.S. Foods Holding Corp	81,820	3,186
	Casey's General Stores Inc.	13,561	2,995
	McKesson Corp.	15,434	2,969
*	Post Holdings Inc.	22,203	2,565

		Shares	Market Value ($000)
	Clorox Co.	13,647	2,412
	Ingredion Inc.	25,146	2,387
	Hershey Co.	12,542	2,170
	Campbell Soup Co.	36,599	1,781
	Flowers Foods Inc.	72,024	1,735
*	Herbalife Nutrition Ltd.	29,296	1,540
	Spectrum Brands Holdings Inc.	15,825	1,407
*	Hain Celestial Group Inc.	31,539	1,286
	Nu Skin Enterprises Inc. Class A	18,486	1,112
*	TreeHouse Foods Inc.	21,272	1,036
	Brown-Forman Corp. Class B	9,824	790
[1]	Albertsons Cos. Inc. Class A	36,489	700
*,1	Beyond Meat Inc.	3,364	489
*	Grocery Outlet Holding Corp.	12,676	432
	Reynolds Consumer Products Inc.	12,881	388
*	Pilgrim's Pride Corp.	13,412	323
	Seaboard Corp.	86	315
	Energizer Holdings Inc.	5,469	252
*	Sprouts Farmers Market Inc.	6,668	177
	Brown-Forman Corp. Class A	2,071	155
			500,987
Energy (5.1%)
	Exxon Mobil Corp.	1,582,792	92,388
	Chevron Corp.	722,165	74,954
	ConocoPhillips	508,416	28,339
	EOG Resources Inc.	217,666	17,487
	Schlumberger NV	519,574	16,278
	Marathon Petroleum Corp.	241,858	14,947
	Phillips 66	162,924	13,722
	Kinder Morgan Inc.	726,831	13,330
	Valero Energy Corp.	152,427	12,255
	Williams Cos. Inc.	453,827	11,954
	Pioneer Natural Resources Co.	75,431	11,480
	ONEOK Inc.	165,587	8,733
	Hess Corp.	102,387	8,582
	Occidental Petroleum Corp.	312,953	8,124
	Halliburton Co.	330,619	7,422
	Baker Hughes Co. Class A	244,692	5,971
	Devon Energy Corp.	219,558	5,832
	Diamondback Energy Inc.	63,184	5,059
	Marathon Oil Corp.	294,932	3,572
	Targa Resources Corp.	84,417	3,280
	APA Corp.	141,271	2,938
*	First Solar Inc.	34,230	2,605
	Cimarex Energy Co.	37,424	2,536
	Cabot Oil & Gas Corp.	146,653	2,405
*	NOV Inc.	144,247	2,325
*	EQT Corp.	102,608	2,142
	HollyFrontier Corp.	55,967	1,817
	Murphy Oil Corp.	54,863	1,190
	Equitrans Midstream Corp.	138,986	1,145
	Helmerich & Payne Inc.	38,774	1,095
	Antero Midstream Corp.	107,704	1,034
	Continental Resources Inc.	27,714	903
*	Shoals Technologies Group Inc. Class A	29,979	827
*	Array Technologies Inc.	41,943	684
			387,355

		Shares	Market Value ($000)
Financials (20.6%)
*	Berkshire Hathaway Inc. Class B	703,738	203,690
	JPMorgan Chase & Co.	1,133,031	186,089
	Bank of America Corp.	2,892,905	122,630
	Wells Fargo & Co.	1,419,347	66,312
	Citigroup Inc.	778,543	61,279
	BlackRock Inc.	55,071	48,299
	Morgan Stanley	522,628	47,533
	Goldman Sachs Group Inc.	123,803	46,057
	Charles Schwab Corp.	515,012	38,034
	Truist Financial Corp.	503,362	31,098
	U.S. Bancorp	508,375	30,899
	PNC Financial Services Group Inc.	158,393	30,836
	CME Group Inc.	132,591	29,006
	Chubb Ltd.	168,267	28,604
	MetLife Inc.	282,896	18,490
	American International Group Inc.	322,112	17,020
	Prudential Financial Inc.	147,921	15,823
	Allstate Corp.	113,630	15,523
	Bank of New York Mellon Corp.	297,978	15,519
	Progressive Corp.	155,829	15,440
	Intercontinental Exchange Inc.	134,490	15,181
	Travelers Cos. Inc.	94,355	15,068
	Aflac Inc.	256,078	14,514
	S&P Global Inc.	37,144	14,095
	Discover Financial Services	114,517	13,428
	Willis Towers Watson plc	47,836	12,502
	First Republic Bank	64,472	12,343
	T Rowe Price Group Inc.	63,169	12,087
	State Street Corp.	131,408	11,430
	Ameriprise Financial Inc.	43,830	11,389
*	SVB Financial Group	19,438	11,330
	KKR & Co. Inc.	203,154	11,314
	Fifth Third Bancorp	265,040	11,169
	Arthur J Gallagher & Co.	74,867	10,976
	Hartford Financial Services Group Inc.	133,383	8,717
	Northern Trust Corp.	71,687	8,688
	Regions Financial Corp.	358,202	8,386
	KeyCorp.	362,303	8,347
	Citizens Financial Group Inc.	158,782	7,923
	M&T Bank Corp.	47,639	7,655
	Ally Financial Inc.	139,618	7,638
	Nasdaq Inc.	42,738	7,157
	Cincinnati Financial Corp.	55,856	6,798
	Principal Financial Group Inc.	101,477	6,636
	Raymond James Financial Inc.	45,964	6,094
*	Markel Corp.	4,938	6,051
	Huntington Bancshares Inc.	378,014	5,995
*	Arch Capital Group Ltd.	147,118	5,869
	Marsh & McLennan Cos. Inc.	42,321	5,855
	Signature Bank	20,980	5,240
	Loews Corp.	84,615	4,940
	Annaly Capital Management Inc.	526,328	4,879
	Fidelity National Financial Inc.	102,340	4,809
	Equitable Holdings Inc.	149,927	4,760
	Lincoln National Corp.	62,957	4,394
	Brown & Brown Inc.	83,412	4,381
	Comerica Inc.	51,726	4,060

		Shares	Market Value ($000)
	Globe Life Inc.	38,458	4,054
	W R Berkley Corp.	51,737	4,035
	Invesco Ltd.	140,560	4,010
	LPL Financial Holdings Inc.	26,730	3,953
	East West Bancorp Inc.	52,630	3,936
	First Horizon Corp.	203,956	3,889
	Everest Re Group Ltd.	14,411	3,746
	AGNC Investment Corp.	200,163	3,711
	Western Alliance Bancorp	36,715	3,672
	Franklin Resources Inc.	103,163	3,529
	American Financial Group Inc.	26,492	3,525
	Assurant Inc.	21,815	3,515
	Zions Bancorp NA	60,100	3,479
	Cboe Global Markets Inc.	31,192	3,472
*	Alleghany Corp.	4,580	3,282
	Reinsurance Group of America Inc.	25,276	3,186
	Commerce Bancshares Inc.	39,331	3,063
	Voya Financial Inc.	46,622	3,055
	People's United Financial Inc.	156,966	2,968
	Old Republic International Corp.	106,030	2,784
	Affiliated Managers Group Inc.	16,845	2,763
	Synovus Financial Corp.	54,804	2,692
	TCF Financial Corp.	56,172	2,668
	Jefferies Financial Group Inc.	82,883	2,663
*	Athene Holding Ltd. Class A	42,501	2,662
	SEI Investments Co.	41,919	2,659
	First American Financial Corp.	40,816	2,625
	Starwood Property Trust Inc.	101,129	2,568
	Cullen/Frost Bankers Inc.	21,023	2,538
	Prosperity Bancshares Inc.	33,546	2,524
	Popular Inc.	30,773	2,511
	Pinnacle Financial Partners Inc.	27,313	2,483
	Unum Group	75,689	2,344
	SLM Corp.	106,741	2,161
	Evercore Inc. Class A	14,578	2,126
	New York Community Bancorp Inc. (XNYS)	167,378	2,004
	PacWest Bancorp	43,414	1,961
	Bank OZK	45,441	1,941
	RenaissanceRe Holdings Ltd.	12,539	1,933
	Sterling Bancorp	72,299	1,926
	Hanover Insurance Group Inc.	13,604	1,898
	Webster Financial Corp.	33,412	1,894
	Apollo Global Management Inc. Class A	32,514	1,864
	MGIC Investment Corp.	126,439	1,861
	Interactive Brokers Group Inc. Class A	27,056	1,820
	New Residential Investment Corp.	170,542	1,804
	First Citizens BancShares Inc. Class A	2,069	1,781
	Lazard Ltd. Class A	37,365	1,763
	Carlyle Group Inc.	40,065	1,748
	OneMain Holdings Inc.	30,052	1,738
	Kemper Corp.	22,983	1,721
	Wintrust Financial Corp.	21,077	1,695
*	Brighthouse Financial Inc.	33,102	1,611
	FNB Corp.	119,831	1,607
	Umpqua Holdings Corp.	82,543	1,575
	Axis Capital Holdings Ltd.	28,200	1,513
	Assured Guaranty Ltd.	29,161	1,389
	First Hawaiian Inc.	47,713	1,344

		Shares	Market Value ($000)
	Associated Banc-Corp.	56,757	1,305
	Bank of Hawaii Corp.	14,332	1,286
*,1	Credit Acceptance Corp.	2,870	1,284
	White Mountains Insurance Group Ltd.	991	1,183
*,1	Lemonade Inc.	12,318	1,114
	BOK Financial Corp.	11,778	1,072
	Santander Consumer USA Holdings Inc.	26,291	996
	Primerica Inc.	5,460	886
	Erie Indemnity Co. Class A	3,547	713
	Mercury General Corp.	9,996	636
*,1	Upstart Holdings Inc.	3,729	553
	CNA Financial Corp.	10,326	494
	Rocket Cos. Inc. Class A	23,947	424
	TFS Financial Corp.	18,703	414
	Tradeweb Markets Inc. Class A	4,592	385
	American National Group Inc.	2,367	355
	Morningstar Inc.	1,155	273
*	GoHealth Inc. Class A	15,021	171
	Virtu Financial Inc. Class A	1,848	56
*	LendingTree Inc.	126	26
			1,553,147
Health Care (11.8%)
	Johnson & Johnson	854,059	144,549
	Pfizer Inc.	2,079,566	80,542
	Medtronic plc	501,589	63,496
	Danaher Corp.	234,104	59,963
	Abbott Laboratories	398,375	46,470
	Bristol-Myers Squibb Co.	539,424	35,451
	Gilead Sciences Inc.	469,471	31,037
	Thermo Fisher Scientific Inc.	60,845	28,567
	Anthem Inc.	69,026	27,488
	Becton Dickinson and Co.	107,578	26,022
	UnitedHealth Group Inc.	59,313	24,432
	Cigna Corp.	93,831	24,288
*	Boston Scientific Corp.	534,398	22,739
	Stryker Corp.	87,527	22,343
	Agilent Technologies Inc.	104,442	14,427
	Humana Inc.	29,772	13,031
	Zimmer Biomet Holdings Inc.	77,176	12,991
*	Alexion Pharmaceuticals Inc.	67,255	11,874
*	Centene Corp.	151,416	11,144
*	Biogen Inc.	39,431	10,547
*	IQVIA Holdings Inc.	43,861	10,534
	HCA Healthcare Inc.	47,548	10,213
*	Laboratory Corp. of America Holdings	34,202	9,388
	Baxter International Inc.	110,601	9,083
	Merck & Co. Inc.	119,140	9,042
	Viatris Inc.	449,978	6,858
	Quest Diagnostics Inc.	50,113	6,598
*	Catalent Inc.	60,591	6,352
	Cooper Cos. Inc.	16,079	6,326
*	Elanco Animal Health Inc. (XNYS)	170,033	6,118
	STERIS plc	29,748	5,678
	DENTSPLY SIRONA Inc.	81,620	5,462
	PerkinElmer Inc.	33,640	4,880
*	Bio-Rad Laboratories Inc. Class A	7,940	4,783
	AbbVie Inc.	39,299	4,449
	Universal Health Services Inc. Class B	27,346	4,365

		Shares	Market Value ($000)
*	QIAGEN NV	83,940	4,143
*	Henry Schein Inc.	53,424	4,062
*	Jazz Pharmaceuticals plc	21,896	3,900
*	United Therapeutics Corp.	16,354	3,040
	Zoetis Inc.	16,909	2,987
*	DaVita Inc.	23,012	2,763
	Royalty Pharma plc Class A	68,723	2,757
	Teleflex Inc.	6,686	2,689
*	Envista Holdings Corp.	59,795	2,609
*	Syneos Health Inc.	29,367	2,581
	Hill-Rom Holdings Inc.	21,863	2,433
	Perrigo Co. plc	50,737	2,341
*	Acadia Healthcare Co. Inc.	32,854	2,114
*	Globus Medical Inc. Class A	28,462	2,051
*	Molina Healthcare Inc.	7,390	1,858
*	Integra LifeSciences Holdings Corp.	26,656	1,841
*	Hologic Inc.	28,860	1,820
	Encompass Health Corp.	20,433	1,753
*	Exelixis Inc.	72,414	1,633
	Bruker Corp.	22,248	1,545
	Premier Inc. Class A	45,950	1,516
*	Alkermes plc	59,499	1,349
*	Sage Therapeutics Inc.	17,414	1,212
*	Nektar Therapeutics Class A	64,370	1,163
*	Agios Pharmaceuticals Inc.	20,500	1,144
*	ICU Medical Inc.	5,148	1,071
*	Oak Street Health Inc.	16,758	1,012
*	Ionis Pharmaceuticals Inc.	24,469	911
*	Exact Sciences Corp.	7,421	820
*	Charles River Laboratories International Inc.	1,859	628
*	PRA Health Sciences Inc.	3,138	536
*	BioMarin Pharmaceutical Inc.	6,125	473
*	Horizon Therapeutics plc	5,149	472
*	Bluebird Bio Inc.	13,547	422
*	PPD Inc.	9,140	422
*	Teladoc Health Inc.	2,423	365
*	Maravai LifeSciences Holdings Inc. Class A	9,081	341
*	Sotera Health Co.	14,159	341
	Bio-Techne Corp.	735	304
*	Certara Inc.	7,768	204
*	Tandem Diabetes Care Inc.	2,258	193
*	Berkeley Lights Inc.	3,693	161
*	Reata Pharmaceuticals Inc. Class A	905	124
*	Acceleron Pharma Inc.	920	120
*	American Well Corp. Class A	6,808	85
*	Haemonetics Corp.	1,014	57
*	Sana Biotechnology Inc.	2,575	54
*	Signify Health Inc. Class A	1,878	48
			887,998
Industrials (16.1%)
	Honeywell International Inc.	262,597	60,636
*	Boeing Co.	199,709	49,332
	Caterpillar Inc.	202,637	48,852
	Raytheon Technologies Corp.	532,729	47,258
	General Electric Co.	3,250,162	45,697
	American Express Co.	244,756	39,193
	Deere & Co.	105,524	38,105
	Fidelity National Information Services Inc.	230,747	34,377

		Shares	Market Value ($000)
	FedEx Corp.	91,876	28,923
	CSX Corp.	285,031	28,537
	Union Pacific Corp.	122,822	27,602
	Capital One Financial Corp.	169,279	27,217
	Norfolk Southern Corp.	94,007	26,407
	Eaton Corp. plc	149,431	21,705
	Global Payments Inc.	111,230	21,546
	Emerson Electric Co.	222,330	21,275
	United Parcel Service Inc. Class B	90,857	19,498
	Johnson Controls International plc	271,758	18,083
	General Dynamics Corp.	94,647	17,974
*	Fiserv Inc.	155,711	17,938
	L3Harris Technologies Inc.	78,125	17,036
	DuPont de Nemours Inc.	200,669	16,975
	Trane Technologies plc	89,215	16,630
	PPG Industries Inc.	88,153	15,843
	Illinois Tool Works Inc.	65,312	15,137
	Parker-Hannifin Corp.	47,688	14,695
	3M Co.	71,607	14,539
	Cummins Inc.	55,048	14,163
	Stanley Black & Decker Inc.	57,825	12,536
	Otis Worldwide Corp.	152,603	11,953
	PACCAR Inc.	126,906	11,620
	AMETEK Inc.	85,555	11,558
	Synchrony Financial	217,750	10,324
	Kansas City Southern	33,882	10,086
*	TransDigm Group Inc.	15,536	10,080
	Carrier Global Corp.	207,994	9,553
	Vulcan Materials Co.	49,544	9,082
*	United Rentals Inc.	26,708	8,919
	Martin Marietta Materials Inc.	23,007	8,366
	Dover Corp.	53,754	8,090
	Fortive Corp.	111,172	8,062
	Xylem Inc.	66,863	7,898
*	Trimble Inc.	93,323	7,260
*	Teledyne Technologies Inc.	17,011	7,135
	IHS Markit Ltd.	67,463	7,105
	Jacobs Engineering Group Inc.	48,178	6,845
*	Waters Corp.	21,165	6,820
*	Keysight Technologies Inc.	46,421	6,609
*	Ingersoll Rand Inc.	129,127	6,410
	IDEX Corp.	28,354	6,313
	Amcor plc	500,590	5,907
	Rockwell Automation Inc.	22,137	5,838
	Textron Inc.	85,232	5,836
	Masco Corp.	95,893	5,783
	Westrock Co.	97,525	5,688
	Westinghouse Air Brake Technologies Corp.	67,732	5,606
	Fortune Brands Home & Security Inc.	51,442	5,307
*	Howmet Aerospace Inc.	147,100	5,219
	Packaging Corp. of America	34,897	5,187
	Snap-on Inc.	20,194	5,142
*	XPO Logistics Inc.	32,401	4,761
*	Mohawk Industries Inc.	21,589	4,548
	Lennox International Inc.	12,863	4,501
	Crown Holdings Inc.	43,156	4,455
	Automatic Data Processing Inc.	22,277	4,367
	Pentair plc	61,533	4,244

		Shares	Market Value ($000)
	Owens Corning	39,719	4,236
	CH Robinson Worldwide Inc.	41,771	4,053
	Quanta Services Inc.	40,877	3,898
	JB Hunt Transport Services Inc.	22,597	3,876
	Hubbell Inc. Class B	20,298	3,870
	Carlisle Cos. Inc.	19,753	3,799
	Robert Half International Inc.	41,408	3,677
	Watsco Inc.	12,266	3,574
	AptarGroup Inc.	24,215	3,567
	A O Smith Corp.	49,703	3,532
*	Sensata Technologies Holding plc	57,722	3,430
*	Middleby Corp.	20,718	3,404
*	AECOM	52,336	3,402
	Oshkosh Corp.	25,405	3,339
	Sealed Air Corp.	58,242	3,312
	AGCO Corp.	22,891	3,167
	Expeditors International of Washington Inc.	24,564	3,087
	ITT Inc.	32,379	3,040
	Western Union Co.	123,069	3,012
	Brunswick Corp.	29,450	3,011
*	WEX Inc.	15,206	2,979
	Huntington Ingalls Industries Inc.	13,303	2,876
*	Euronet Worldwide Inc.	18,481	2,766
	Equifax Inc.	11,721	2,755
	Woodward Inc.	20,973	2,667
	Donaldson Co. Inc.	42,546	2,620
	ManpowerGroup Inc.	21,570	2,610
*	Axalta Coating Systems Ltd.	78,741	2,554
	Paychex Inc.	25,096	2,538
	MDU Resources Group Inc.	75,015	2,525
	Sonoco Products Co.	37,264	2,516
	Acuity Brands Inc.	13,269	2,465
	Graco Inc.	30,796	2,332
	Eagle Materials Inc.	15,564	2,284
	Littelfuse Inc.	8,738	2,283
*	Berry Global Group Inc.	33,229	2,267
	Knight-Swift Transportation Holdings Inc.	46,823	2,235
	Regal Beloit Corp.	15,267	2,171
	Alliance Data Systems Corp.	17,288	2,093
	Flowserve Corp.	48,358	2,050
	CoreLogic Inc.	25,629	2,038
*	Vontier Corp.	56,908	1,996
	WW Grainger Inc.	4,315	1,994
	Curtiss-Wright Corp.	15,624	1,958
	Genpact Ltd.	42,806	1,958
	Valmont Industries Inc.	7,855	1,948
	Spirit AeroSystems Holdings Inc. Class A	38,836	1,911
	nVent Electric plc	58,627	1,908
	Air Lease Corp. Class A	39,323	1,851
*	Colfax Corp.	41,815	1,848
*	FTI Consulting Inc.	13,011	1,790
	MSA Safety Inc.	10,330	1,736
	Northrop Grumman Corp.	4,679	1,712
	Allegion plc	12,187	1,712
	Crane Co.	17,872	1,707
	MSC Industrial Direct Co. Inc. Class A	17,255	1,629
	Ryder System Inc.	19,615	1,604
	Lincoln Electric Holdings Inc.	12,273	1,578

		Shares	Market Value ($000)
*	Kirby Corp.	21,993	1,437
	Graphic Packaging Holding Co.	77,867	1,377
*	AZEK Co. Inc. Class A	30,931	1,346
	Old Dominion Freight Line Inc.	4,963	1,317
	Silgan Holdings Inc.	29,409	1,239
	Armstrong World Industries Inc.	11,490	1,222
	Cintas Corp.	3,288	1,162
	Macquarie Infrastructure Corp.	26,827	936
	MKS Instruments Inc.	4,959	933
	Jack Henry & Associates Inc.	6,004	926
	Trinity Industries Inc.	33,134	920
	BWX Technologies Inc.	12,656	792
	Nordson Corp.	3,529	782
*	Zebra Technologies Corp. Class A	1,485	738
	RPM International Inc.	7,825	732
	HEICO Corp. Class A	5,472	725
	TransUnion	6,085	651
	Ball Corp.	7,810	642
	ADT Inc.	59,088	611
	Allison Transmission Holdings Inc.	14,348	607
*	Mettler-Toledo International Inc.	444	578
*	Generac Holdings Inc.	1,718	565
	Schneider National Inc. Class B	21,933	537
*	Gates Industrial Corp. plc	25,560	464
	HEICO Corp.	3,044	428
	Landstar System Inc.	2,286	390
	Toro Co.	3,494	388
*	Coherent Inc.	1,384	363
*	Mercury Systems Inc.	3,151	206
	Ardagh Group SA	7,615	188
*,1	Virgin Galactic Holdings Inc.	2,713	85
*	Affirm Holdings Inc.	66	4
			1,216,227
Real Estate (4.6%)
	Prologis Inc.	275,250	32,436
	Digital Realty Trust Inc.	104,592	15,852
	Welltower Inc.	156,290	11,686
*	CBRE Group Inc. Class A	124,559	10,934
	AvalonBay Communities Inc.	52,341	10,832
	Equity Residential	137,123	10,620
	Weyerhaeuser Co.	279,323	10,603
	SBA Communications Corp. Class A	35,540	10,595
	Realty Income Corp.	139,655	9,552
	Alexandria Real Estate Equities Inc.	50,687	9,036
	Ventas Inc.	139,711	7,747
	Invitation Homes Inc.	209,582	7,602
	Essex Property Trust Inc.	24,495	7,233
	Boston Properties Inc.	58,295	6,853
	Mid-America Apartment Communities Inc.	42,511	6,832
	Healthpeak Properties Inc.	201,171	6,715
	Sun Communities Inc.	39,325	6,584
	Duke Realty Corp.	137,241	6,376
	VICI Properties Inc.	199,659	6,215
*	Zillow Group Inc. Class C	48,193	5,654
	Public Storage	19,746	5,578
	UDR Inc.	109,734	5,227
	WP Carey Inc.	64,691	4,881
	Medical Properties Trust Inc.	213,229	4,514

		Shares	Market Value ($000)
*	Host Hotels & Resorts Inc.	260,159	4,467
	Camden Property Trust	35,023	4,391
	Regency Centers Corp.	62,881	4,062
*	Jones Lang LaSalle Inc.	19,479	3,940
	American Homes 4 Rent Class A	102,029	3,884
	VEREIT Inc.	81,623	3,883
	Gaming and Leisure Properties Inc.	80,904	3,751
	Lamar Advertising Co. Class A	32,163	3,371
	CyrusOne Inc.	45,275	3,339
	Simon Property Group Inc.	25,968	3,337
	Kimco Realty Corp.	154,377	3,290
	Federal Realty Investment Trust	28,742	3,286
	CubeSmart	72,398	3,170
	Omega Healthcare Investors Inc.	85,310	3,124
	STORE Capital Corp.	90,275	3,106
	Vornado Realty Trust	65,479	3,096
	Kilroy Realty Corp.	43,403	3,047
	Americold Realty Trust	79,805	3,034
	National Retail Properties Inc.	64,689	2,998
	Equity LifeStyle Properties Inc.	38,304	2,714
	Life Storage Inc.	27,162	2,701
	Rexford Industrial Realty Inc.	48,887	2,700
	Apartment Income REIT Corp.	54,894	2,557
	Brixmor Property Group Inc.	111,077	2,523
	American Campus Communities Inc.	51,382	2,423
	First Industrial Realty Trust Inc.	47,500	2,405
*	Zillow Group Inc. Class A	19,513	2,308
	Healthcare Trust of America Inc. Class A	81,211	2,226
	Douglas Emmett Inc.	62,029	2,154
	Extra Space Storage Inc.	13,907	2,083
	SL Green Realty Corp.	26,146	2,071
	Cousins Properties Inc.	54,974	2,039
	Spirit Realty Capital Inc.	42,835	2,024
	Crown Castle International Corp.	10,239	1,940
	Iron Mountain Inc.	44,019	1,917
	Rayonier Inc.	49,204	1,879
*	Park Hotels & Resorts Inc.	87,530	1,820
	Highwoods Properties Inc.	38,471	1,757
	Hudson Pacific Properties Inc.	56,061	1,625
*	Howard Hughes Corp.	14,233	1,506
	Weingarten Realty Investors	45,242	1,483
	JBG SMITH Properties	45,759	1,474
*	EPR Properties	27,185	1,336
*	Outfront Media Inc.	53,428	1,279
	Apple Hospitality REIT Inc.	77,897	1,236
	Equity Commonwealth	43,490	1,193
	Corporate Office Properties Trust	42,262	1,167
	Brandywine Realty Trust	62,167	874
	Paramount Group Inc.	69,635	765
	Empire State Realty Trust Inc. Class A	54,500	645
	CoreSite Realty Corp.	4,754	576
	Apartment Investment and Management Co. Class A	56,744	400
	Brookfield Property REIT Inc. Class A	1,714	32
			344,565
Technology (8.1%)
	Intel Corp.	1,534,390	87,644
*	Alphabet Inc. Class A	25,180	59,345
*	Alphabet Inc. Class C	24,504	59,093

		Shares	Market Value ($000)
	International Business Machines Corp.	332,195	47,750
*	Micron Technology Inc.	415,981	35,001
	Texas Instruments Inc.	172,563	32,756
	Analog Devices Inc.	120,701	19,867
*	Twitter Inc.	291,653	16,916
	Roper Technologies Inc.	33,603	15,122
	HP Inc.	482,163	14,094
	Cognizant Technology Solutions Corp. Class A	185,467	13,272
	Corning Inc.	280,125	12,222
	Marvell Technology Inc.	248,746	12,014
	Skyworks Solutions Inc.	61,238	10,410
*	Dell Technologies Inc. Class C	91,879	9,063
*	Western Digital Corp.	113,973	8,574
*	Qorvo Inc.	42,645	7,792
*	Autodesk Inc.	27,146	7,760
	Hewlett Packard Enterprise Co.	480,931	7,676
	Maxim Integrated Products Inc.	66,547	6,788
	Oracle Corp.	82,409	6,489
*	ON Semiconductor Corp.	151,937	6,083
	Amphenol Corp. Class A	88,810	5,973
*	salesforce.com Inc.	24,050	5,726
*	Nuance Communications Inc.	106,080	5,612
	SS&C Technologies Holdings Inc.	66,359	4,902
	Leidos Holdings Inc.	45,456	4,671
*	F5 Networks Inc.	22,869	4,241
*	Cree Inc.	41,318	4,132
	Citrix Systems Inc.	33,514	3,853
	Amdocs Ltd.	47,938	3,744
	Broadcom Inc.	7,772	3,671
	Microchip Technology Inc.	23,020	3,613
*	DXC Technology Co.	94,745	3,593
*	Crowdstrike Holdings Inc. Class A	15,980	3,550
*	VeriSign Inc.	15,584	3,427
*	Arrow Electronics Inc.	27,466	3,305
*	Twilio Inc. Class A	8,916	2,996
	NetApp Inc.	37,999	2,940
*	IPG Photonics Corp.	12,426	2,600
	Jabil Inc.	44,023	2,485
*	Advanced Micro Devices Inc.	30,992	2,482
*	Guidewire Software Inc.	25,349	2,478
*	Concentrix Corp.	15,714	2,400
*	NCR Corp.	47,474	2,288
	CDK Global Inc.	39,251	2,054
	Dolby Laboratories Inc. Class A	21,063	2,054
*	CACI International Inc. Class A	7,866	2,005
	SYNNEX Corp.	15,665	1,983
	National Instruments Corp.	47,793	1,950
*	Grubhub Inc.	30,820	1,853
	Science Applications International Corp.	18,765	1,686
*	Cirrus Logic Inc.	21,466	1,676
*	Pinterest Inc. Class A	25,348	1,655
	Avnet Inc.	36,491	1,608
	Xerox Holdings Corp.	63,213	1,482
*	FireEye Inc.	64,877	1,451
*	Akamai Technologies Inc.	10,341	1,181
*	Ceridian HCM Holding Inc.	12,903	1,154
*	Synopsys Inc.	3,603	916
*	Pure Storage Inc. Class A	39,196	747

		Shares	Market Value ($000)
*	Change Healthcare Inc.	24,192	567
*	Dun & Bradstreet Holdings Inc.	25,940	557
*	Teradata Corp.	9,585	459
*	Vroom Inc.	8,146	360
	Entegris Inc.	2,925	335
*	Manhattan Associates Inc.	2,275	309
*	SolarWinds Corp.	17,033	282
*	Jamf Holding Corp.	7,741	268
*	Allegro MicroSystems Inc.	9,536	250
*	Aspen Technology Inc.	1,582	216
*	Duck Creek Technologies Inc.	4,704	185
	McAfee Corp.Class A	7,232	182
*	nCino Inc.	2,649	162
*	Unity Software Inc.	1,691	160
	Pegasystems Inc.	1,275	151
*	BigCommerce Holdings Inc. Series 1	2,474	135
*	Datto Holding Corp.	4,438	119
*,1	C3.ai Inc. Class A	723	45
*	JFrog Ltd.	712	30
*	AppLovin Corp. Class A	217	16
*,1	UiPath Inc. Class A	154	12
*	DoorDash Inc. Class A	31	5
*	Bumble Inc. Class A	76	4
			610,677
Telecommunications (5.7%)
	Comcast Corp. Class A	1,694,797	97,180
	Verizon Communications Inc.	1,549,938	87,556
	Cisco Systems Inc.	1,588,251	84,018
	AT&T Inc.	2,666,941	78,488
*	T-Mobile US Inc.	205,517	29,070
	Motorola Solutions Inc.	56,872	11,676
*	Liberty Broadband Corp. Class C	59,739	9,934
	Lumen Technologies Inc.	407,198	5,636
*	DISH Network Corp. Class A	91,864	3,998
*	Charter Communications Inc. Class A	5,002	3,474
	Juniper Networks Inc.	122,732	3,232
*	Ciena Corp.	56,950	3,011
*	Lumentum Holdings Inc.	25,238	2,054
*	Liberty Broadband Corp. Class A	9,062	1,469
*	Comm Scope Holding Co. Inc.	68,498	1,391
*	ViaSat Inc.	22,801	1,213
*	Arista Networks Inc.	3,439	1,167
	Telephone and Data Systems Inc.	37,380	961
*	EchoStar Corp. Class A	18,049	478
*	U.S. Cellular Corp.	5,732	216
	Ubiquiti Inc.	493	149
			426,371
Utilities (5.2%)
	NextEra Energy Inc.	732,044	53,600
	Duke Energy Corp.	274,794	27,540
	Southern Co.	394,769	25,234
	Dominion Energy Inc.	304,898	23,215
	Waste Management Inc.	137,295	19,315
	Exelon Corp.	364,340	16,439
	American Electric Power Co. Inc.	185,835	15,982
	Sempra Energy	113,114	15,326
	Xcel Energy Inc.	196,060	13,897

		Shares	Market Value ($000)
	Public Service Enterprise Group Inc.	188,584	11,715
	WEC Energy Group Inc.	117,933	11,075
	American Water Works Co. Inc.	67,774	10,506
	Eversource Energy	127,970	10,390
	DTE Energy Co.	71,743	9,900
	Consolidated Edison Inc.	128,083	9,893
	Republic Services Inc. Class A	77,986	8,514
	PPL Corp.	288,261	8,391
	Entergy Corp.	75,106	7,906
	Ameren Corp.	92,053	7,751
	FirstEnergy Corp.	202,751	7,686
	Edison International	133,512	7,459
	CMS Energy Corp.	106,631	6,690
	AES Corp.	246,702	6,269
	Alliant Energy Corp.	93,484	5,343
	Evergy Inc.	84,354	5,229
*	PG&E Corp.	494,967	5,019
	CenterPoint Energy Inc.	187,597	4,746
	Atmos Energy Corp.	47,177	4,678
	Essential Utilities Inc.	83,770	4,004
	NiSource Inc.	143,282	3,654
	UGI Corp.	77,562	3,572
	Pinnacle West Capital Corp.	42,207	3,570
	Vistra Corp.	181,310	2,932
*	Stericycle Inc.	33,923	2,665
	OGE Energy Corp.	74,793	2,580
	NRG Energy Inc.	59,139	1,901
	IDACORP Inc.	18,600	1,822
*	Clean Harbors Inc.	19,544	1,820
	Hawaiian Electric Industries Inc.	39,362	1,694
	National Fuel Gas Co.	32,619	1,693
	Avangrid Inc.	21,265	1,120
			392,735
Total Common Stocks (Cost $6,070,594)			7,529,802
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 0.055% (Cost $3,584)	35,845	3,585
Total Investments (99.8%) (Cost $6,074,178)			7,533,387
Other Assets and Liabilities—Net (0.2%)			13,425
Net Assets (100%)			7,546,812
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,406,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,585,000 was received for securities on loan, of which $3,584,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	51	10,716	(4)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Walmart Inc.	8/31/21	BOANA	6,391	(0.107)	24	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,529,802	—	—	7,529,802
Temporary Cash Investments	3,585	—	—	3,585
Total	7,533,387	—	—	7,533,387
Derivative Financial Instruments
Assets
Swap Contracts	—	24	—	24
Liabilities
Futures Contracts[1]	4	—	—	4
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.